UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

Putnam Strategic Volatility Equity Fund

The fund's portfolio
4/30/13 (Unaudited)

COMMON STOCKS (88.0%)(a)
		Shares	Value

Aerospace and defense (4.0%)

Boeing Co. (The)		179	$16,362

General Dynamics Corp.		236	17,455

Honeywell International, Inc.		521	38,314

L-3 Communications Holdings, Inc.		89	7,231

Lockheed Martin Corp.		113	11,197

Northrop Grumman Corp.		196	14,845

Raytheon Co.		266	16,327

Rockwell Collins, Inc.		105	6,607

United Technologies Corp.		166	15,154

			143,492
Air freight and logistics (1.4%)

C.H. Robinson Worldwide, Inc.		138	8,196

United Parcel Service, Inc. Class B		482	41,375

			49,571
Airlines (0.4%)

Copa Holdings SA Class A (Panama)		38	4,772

Southwest Airlines Co.		729	9,987

			14,759
Beverages (1.0%)

Coca-Cola Co. (The)		197	8,339

PepsiCo, Inc.		332	27,380

			35,719
Biotechnology (0.9%)

Amgen, Inc.		304	31,680

			31,680
Capital markets (1.8%)

BlackRock, Inc.		53	14,125

Northern Trust Corp.		403	21,730

T. Rowe Price Group, Inc.		418	30,305

			66,160
Chemicals (2.6%)

Ecolab, Inc.		332	28,094

International Flavors & Fragrances, Inc.		138	10,652

PPG Industries, Inc.		163	23,984

Sherwin-Williams Co. (The)		119	21,790

Sigma-Aldrich Corp.		87	6,846

			91,366
Commercial banks (1.6%)

Bank of Hawaii Corp.		414	19,744

Cullen/Frost Bankers, Inc.		436	26,339

Wells Fargo & Co.		320	12,154

			58,237
Communications equipment (0.7%)

Harris Corp.		144	6,653

Motorola Solutions, Inc.		334	19,105

			25,758
Computers and peripherals (3.2%)

Apple, Inc.		255	112,901

			112,901
Consumer finance (1.6%)

American Express Co.		290	19,839

Discover Financial Services		815	35,648

			55,487
Containers and packaging (0.8%)

Ball Corp.		264	11,648

Bemis Co., Inc.		194	7,634

Packaging Corp. of America		212	10,083

			29,365
Diversified financial services (1.3%)

IntercontinentalExchange, Inc.(NON)		131	21,344

JPMorgan Chase & Co.		237	11,615

McGraw-Hill Cos., Inc. (The)		236	12,770

			45,729
Diversified telecommunication services (2.6%)

AT&T, Inc.		790	29,593

CenturyLink, Inc.		322	12,098

Verizon Communications, Inc.		980	52,832

			94,523
Electric utilities (0.4%)

Pinnacle West Capital Corp.		233	14,190

			14,190
Electrical equipment (0.3%)

Roper Industries, Inc.		83	9,931

			9,931
Energy equipment and services (0.5%)

Diamond Offshore Drilling, Inc.		116	8,016

Oceaneering International, Inc.		126	8,841

			16,857
Food and staples retail (0.1%)

Wal-Mart Stores, Inc.		28	2,176

			2,176
Food products (3.2%)

General Mills, Inc.		639	32,218

H.J. Heinz Co.		357	25,854

Hershey Co. (The)		204	18,189

JM Smucker Co. (The)		95	9,807

Kellogg Co.		297	19,317

Kraft Foods Group, Inc.		187	9,629

			115,014
Health-care equipment and supplies (1.4%)

Abbott Laboratories		579	21,377

Becton, Dickinson and Co.		151	14,239

C.R. Bard, Inc.		129	12,817

			48,433
Health-care providers and services (2.8%)

AmerisourceBergen Corp.		388	20,999

Cardinal Health, Inc.		496	21,933

Henry Schein, Inc.(NON)		143	12,927

McKesson Corp.		293	31,005

Quest Diagnostics, Inc.		240	13,519

			100,383
Hotels, restaurants, and leisure (1.6%)

Dunkin' Brands Group, Inc.		106	4,114

McDonald's Corp.		156	15,934

Panera Bread Co. Class A(NON)		34	6,026

Starbucks Corp.		516	31,393

			57,467
Household products (2.7%)

Church & Dwight Co., Inc.		149	9,520

Colgate-Palmolive Co.		283	33,793

Kimberly-Clark Corp.		360	37,148

Procter & Gamble Co. (The)		229	17,580

			98,041
Industrial conglomerates (2.5%)

3M Co.		444	46,491

Danaher Corp.		428	26,082

General Electric Co.		766	17,074

			89,647
Insurance (4.0%)

Alleghany Corp.(NON)		39	15,356

Allied World Assurance Co. Holdings AG		103	9,353

Arch Capital Group, Ltd.(NON)		184	9,763

Arthur J Gallagher & Co.		308	13,075

Berkshire Hathaway, Inc. Class B(NON)		102	10,845

Chubb Corp. (The)		321	28,270

Everest Re Group, Ltd.		125	16,874

PartnerRe, Ltd.		157	14,811

RenaissanceRe Holdings, Ltd.		137	12,863

Validus Holdings, Ltd.		282	10,888

			142,098
Internet and catalog retail (2.0%)

Amazon.com, Inc.(NON)		179	45,432

Priceline.com, Inc.(NON)		36	25,056

			70,488
Internet software and services (1.7%)

Google, Inc. Class A(NON)		59	48,650

IAC/InterActiveCorp.		295	13,886

			62,536
IT Services (5.5%)

IBM Corp.		410	83,041

MasterCard, Inc. Class A		91	50,317

Paychex, Inc.		578	21,045

Visa, Inc. Class A		243	40,936

			195,339
Media (2.4%)

Omnicom Group, Inc.		241	14,405

Scripps Networks Interactive Class A		97	6,458

Time Warner, Inc.		664	39,694

Viacom, Inc. Class B		401	25,660

			86,217
Multi-utilities (2.1%)

Consolidated Edison, Inc.		476	30,297

DTE Energy Co.		381	27,767

SCANA Corp.		311	16,856

			74,920
Multiline retail (1.9%)

Dillards, Inc. Class A		117	9,642

Dollar General Corp.(NON)		190	9,897

Dollar Tree, Inc.(NON)		223	10,606

Macy's, Inc.		151	6,735

Target Corp.		460	32,458

			69,338
Oil, gas, and consumable fuels (8.1%)

Chevron Corp.		687	83,821

ConocoPhillips		342	20,674

EQT Corp.		133	9,991

Exxon Mobil Corp.		1,288	114,618

Kinder Morgan, Inc.		355	13,881

Noble Energy, Inc.		81	9,176

Phillips 66		370	22,552

Spectra Energy Corp.		460	14,504

			289,217
Pharmaceuticals (6.3%)

AbbVie, Inc.		589	27,123

Bristol-Myers Squibb Co.		668	26,533

Eli Lilly & Co.		408	22,595

Johnson & Johnson		240	20,455

Merck & Co., Inc.		1,079	50,713

Perrigo Co.		45	5,373

Pfizer, Inc.		2,517	73,169

			225,961
Professional services (0.6%)

Equifax, Inc.		111	6,793

Towers Watson & Co. Class A		68	4,959

Verisk Analytics, Inc. Class A(NON)		136	8,335

			20,087
Real estate investment trusts (REITs) (2.9%)

Essex Property Trust, Inc.(R)		36	5,654

Federal Realty Investment Trust(R)		56	6,553

Health Care REIT, Inc.(R)		196	14,694

Public Storage(R)		104	17,160

Rayonier, Inc.(R)		114	6,774

Simon Property Group, Inc.(R)		189	33,655

Tanger Factory Outlet Centers(R)		101	3,749

Ventas, Inc.(R)		215	17,120

			105,359
Road and rail (0.2%)

J. B. Hunt Transport Services, Inc.		89	6,325

			6,325
Semiconductors and semiconductor equipment (3.0%)

Analog Devices, Inc.		394	17,332

Avago Technologies, Ltd.		397	12,688

Linear Technology Corp.		384	14,016

Maxim Integrated Products, Inc.		479	14,815

Texas Instruments, Inc.		901	32,625

Xilinx, Inc.		416	15,771

			107,247
Software (1.3%)

Intuit, Inc.		408	24,333

Microsoft Corp.		720	23,832

			48,165
Specialty retail (3.2%)

Advance Auto Parts, Inc.		78	6,543

AutoZone, Inc.(NON)		33	13,500

Home Depot, Inc. (The)		757	55,526

O'Reilly Automotive, Inc.(NON)		111	11,913

PetSmart, Inc.		110	7,506

Ross Stores, Inc.		189	12,487

Tractor Supply Co.		78	8,359

			115,834
Thrifts and mortgage finance (0.9%)

People's United Financial, Inc.		2,459	32,360

			32,360
Tobacco (2.2%)

Altria Group, Inc.		943	34,429

Philip Morris International, Inc.		259	24,758

Reynolds American, Inc.		394	18,683

			77,870
Trading companies and distributors (0.1%)

MSC Industrial Direct Co., Inc. Class A		48	3,782

			3,782
Wireless telecommunication services (0.2%)

SBA Communications Corp. Class A(NON)		89	7,030

			7,030

Total common stocks (cost $3,056,499)			$3,147,059

INVESTMENT COMPANIES (1.1%)(a)
		Shares	Value

Ares Capital Corp.		569	$10,333

SPDR S&P 500 ETF Trust		175	27,944

Total investment Companies (cost $37,444)			$38,277

PURCHASED EQUITY OPTIONS OUTSTANDING (0.8%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-14/$133.00	2,405	$7,485

SPDR S&P 500 ETF Trust (Put)	Mar-14/130.00	2,422	5,886

SPDR S&P 500 ETF Trust (Put)	Feb-14/130.00	2,422	4,953

SPDR S&P 500 ETF Trust (Put)	Jan-14/125.00	2,422	3,086

SPDR S&P 500 ETF Trust (Put)	Dec-13/120.00	2,422	1,971

SPDR S&P 500 ETF Trust (Put)	Nov-13/115.00	2,422	1,066

SPDR S&P 500 ETF Trust (Put)	Oct-13/123.00	2,422	1,328

SPDR S&P 500 ETF Trust (Put)	Sep-13/125.00	2,422	1,083

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00	2,422	321

SPDR S&P 500 ETF Trust (Put)	Jul-13/115.00	2,422	145

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00	2,422	29

SPDR S&P 500 ETF Trust (Put)	May-13/108.00	2,422	1

Total purchased equity options outstanding (cost $44,463)			$27,354

SHORT-TERM INVESTMENTS (10.8%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.04%(AFF)		385,337	$385,337

Total short-term investments (cost $385,337)			$385,337

TOTAL INVESTMENTS

Total investments (cost $3,523,743)			$3,598,027

WRITTEN EQUITY OPTIONS OUTSTANDING at 4/30/13 (premiums $8,658) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-13/$160.00	14,430	$19,956
SPDR S&P 500 ETF Trust (Call)	May-13/161.00	14,430	12,987

Total			$32,943

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	14,120	$—	3/18/14	(3 month USD-LIBOR-BBA plus 0.28%)	A basket (DBPTNLVE) of common stocks	$5,925

Total						$5,925

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 18, 2013 (commencement of operations) through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,574,519.
(b)	The aggregate identified cost on a tax basis is $3,523,743, resulting in gross unrealized appreciation and depreciation of $119,707 and $45,423, respectively, or net unrealized appreciation of $74,284.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$—	$3,223,790	$2,838,453	$35	$385,337
*	Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $32,878 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to generate additional income for the portfolio.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,589 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$399,344	$—	$—
Consumer staples	328,820	—	—
Energy	306,074	—	—
Financials	505,430	—	—
Health care	406,457	—	—
Industrials	337,594	—	—
Information technology	551,946	—	—
Materials	120,731	—	—
Telecommunication services	101,553	—	—
Utilities	89,110	—	—
Total common stocks	3,147,059	—	—
Investment companies	38,277	—	—
Purchased equity options outstanding	—	27,354	—
Short-term investments	385,337	—	—

Totals by level	$3,570,673	$27,354	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Written equity options outstanding	$—	$(32,943)	$—
Total return swap contracts	—	5,925	—

Totals by level	$—	$(27,018)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$33,279	$32,943

Total	$33,279	$32,943

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	22,000
Written equity option contracts (number of contracts)	22,000
OTC total return swap contracts (notional)	$1,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013